Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment
Property, plant and equipment

9	Property, plant and equipment

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Cost
At 1 January 2023	63	53	88	1,434	824	2,462
Additions	–	–	–	26	–	26
Transfers	–	–	–	103	(103)	–
Disposal	–	–	(38)	(152)	–	(190)
At 31 December 2023	63	53	50	1,411	721	2,298
Additions	–	–	–	9	–	9
Disposals	–	–	(25)	(740)	–	(765)
At 31 December 2024	63	53	25	680	721	1,542
Additions	–	–	2	–	–	2
Disposals	(28)	–	(5)	(575)	–	(608)
At 31 December 2025	35	53	22	105	721	936

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Accumulated depreciation
At 1 January 2023	19	15	71	1,189	337	1,631
Transfers	–	–	–	103	(103)	–
Charge for the year	12	11	7	113	137	280
Disposal	–	–	(38)	(146)	–	(184)
At 31 December 2023	31	26	40	1,259	371	1,727
Charge for the year	12	11	5	89	135	252
Disposal	–	–	(25)	(736)	–	(761)
At 31 December 2024	43	37	20	612	506	1,218
Charge for the year	11	11	4	26	136	188
Disposal	(23)	–	(5)	(533)	–	(561)
At 31 December 2025	31	48	19	105	642	845
Net book value
At 31 December 2025	4	5	3	–	79	91
At 31 December 2024	20	16	5	68	215	324
At 31 December 2023	32	27	10	152	350	571

As at 31 December the right of use asset consisted of leasehold improvements of net book value £79,000 (2024: £215,000; 2023: £350,000).

On 1 February 2023 laboratory equipment previously disclosed within right of use assets was transferred to laboratory equipment when the final payment on the finance lease was made.